Prior year adjustments	12 Months Ended
Jun. 30, 2023
Prior year adjustments

35.	Prior year adjustments

For the year ended 30 June, 2022, $0.5 million of expenses were erroneously not booked until 2023 that related to services provided in the year end 30 June 2022 for which no accruals had been created. These expenses included $0.4 million professional services but also included $0.1 million equity incentives. The impact was a reduction in the profit and loss of $0.5 million, a $0.4 million increase current liabilities and $0.1 million increase in equity accounts.

For the year ended 30 June 2021, $0.5 million of deposits had been incorrectly classified as intangible assets for which these deposits were refunded in the year ended 30 June 2023. The reclassification resulted in current assets increasing by $0.5 million and an opposite reduction in long term assets with no impact on profit and loss or gross assets.

For the years ended 30 June, 2022 and 30 June, 2021, it was noted that $0.4 million of inventory had incorrectly been classified within other receivables. This has now been corrected with an increase in inventory in both years of $0.4 million and a reduction in other receivables.